Finance Costs-Net	6 Months Ended
Jun. 30, 2019
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Finance Costs-Net

NOTE 8 - FINANCE COSTS – NET

(in millions of Euros)	Three months ended June 30, 2019	Three months ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Interest received	—	1	—	3
Finance income	—	1	—	3
Interest expense on borrowings (A)	(30)	(30)	(62)	(58)
Expenses on factoring arrangements	(5)	(5)	(10)	(9)
Interest expense on lease liabilities	(4)	(1)	(7)	(2)
Realized and unrealized (losses) / gains on debt derivatives at fair value (B)	(4)	23	5	16
Realized and unrealized exchange gains / (losses) on financing activities – net (B)	6	(22)	—	(11)
Interest cost on pension and other benefits	(4)	(4)	(8)	(8)
Other finance expenses (C)	(2)	(2)	(8)	(11)
Capitalized borrowing costs (D)	—	—	1	2

Finance expense	(43)	(41)	(89)	(81)

Finance costs – net	(43)	(40)	(89)	(78)

(A)

For the six months ended June 30, 2019, the Group incurred mainly (i) €58 million of interest related to Constellium SE Senior Notes and (ii) €4 million of interest expense and fees related to our North American ABL Facility (“Pan-US ABL”). For the six months ended June 30, 2018, the Group incurred (i) €56 million of interest related to Constellium SE Senior Notes; and (ii) €2 million of interest expense and fees related to the Pan-USABL Facility.

(B)

The Group hedges the dollar exposure relating to the principal of its Constellium SE U.S. Dollar Senior Notes, for the portion that has not been used to finance directly or indirectly U.S. Dollar functional currency entities. Changes in the fair value of these hedging derivatives are recognized within Finance costs—net in the Unaudited Interim Consolidated Income Statement and largely offset the unrealized results related to Constellium SE U.S. Dollar Senior Notes revaluation.

(C)	For the six months ended June 30, 2018, other finance expenses include a €6 million net loss resulting from the modification of our loan to Constellium-UACJ ABS LLC in February 2018.
(D)

Borrowing costs directly attributable to the construction of assets are capitalized. The capitalization rate used for the six months ended June 30, 2019 was 6% (6% for the six months ended June 30, 2018).